Note 46 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Real State Sales	€ 44,000,000	€ 26,000,000
Non Current Assets On Sale Impairment loss	(53,000,000)	(15,000,000)
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations	€ (9,000,000)	€ 11,000,000